Supplement Dated December 18, 2024
To The Prospectus Dated April 29, 2024

JNL Series Trust
(The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Baillie Gifford International Growth Fund

On December 10-12, 2024, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Baillie Gifford International Growth Fund (the “Baillie Gifford Fund”) into the JNL/Mellon International Index Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Baillie Gifford Fund at a shareholders’ meeting expected to be held on March 25, 2025. If approved, it is expected that the Reorganization will take place on or about the close of business on April 25, 2025 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Baillie Gifford Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the Baillie Gifford Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the Baillie Gifford Fund in exchange for their fund shares. Current Baillie Gifford Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the Baillie Gifford Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Baillie Gifford Fund.

The Baillie Gifford Fund and the Mellon Fund have the same fundamental policies, but the investment objectives, principal investment strategies, and risk profiles of the Baillie Gifford Fund and the Mellon Fund are different. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Baillie Gifford Fund on or about February 20, 2025.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy. For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Harris Oakmark Global Equity Fund

On December 10-12, 2024, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Harris Oakmark Global Equity Fund (the “Harris Fund”) into the JNL/Mellon World Index Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Harris Fund at a shareholders’ meeting expected to be held on March 25, 2025. If approved, it is expected that the Reorganization will take place on or about the close of business on April 25, 2025 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Harris Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the Harris Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the Harris Fund in exchange for their fund shares. Current Harris Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the Harris Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Harris Fund.

The Harris Fund and the Mellon Fund have different fundamental policies, investment objectives, principal investment strategies and risk profiles. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Harris Fund on or about February 20, 2025.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy. For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Western Asset Global Multi-Sector Bond Fund

On December 10-12, 2024, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Western Asset Global Multi-Sector Bond Fund (the “Western Asset Fund”) into the JNL/Neuberger Berman Strategic Income Fund (the “Neuberger Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Western Asset Fund at a shareholders’ meeting expected to be held on March 25, 2025. If approved, it is expected that the Reorganization will take place on or about the close of business on April 25, 2025 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Western Asset Fund’s assets and liabilities will be transferred to the Neuberger Fund in return for shares of the Neuberger Fund having an aggregate net asset value equal to the Western Asset Fund’s net assets as of the Closing Date. These Neuberger Fund shares will be distributed pro rata to shareholders of the Western Asset Fund in exchange for their fund shares. Current Western Asset Fund shareholders will thus become shareholders of the Neuberger Fund and receive shares of the Neuberger Fund with a total net asset value equal to that of their shares of the Western Asset Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Western Asset Fund.

The Western Asset Fund and the Neuberger Fund have similar investment objectives and principal investment strategies, but there are some notable differences. In addition, there is some overlap in the Funds’ principal risks, and the Funds have similar fundamental policies. A full description of the Neuberger Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Western Asset Fund on or about February 20, 2025.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Neuberger Fund, nor is it a solicitation of any proxy. For more information regarding the Neuberger Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated December 18, 2024.